Fair value measurement - Disclosure of reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	€ 171,766	[1]	€ 75,285
Assets, ending	186,156		171,766	[1]
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	27,669
Assets, ending	23,275		27,669
Receivables from financing activities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	252
Assets, ending	259		252
Derivative financial liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	53
Assets, ending	34		53
Collateral deposits | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	47
Assets, ending	51		47
Money market securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	25,042
Assets, ending	20,870		25,042
Other receivables | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	354
Assets, ending	89		354
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	556
Assets, ending	605		556
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	252		0
FCA - PSA merger			473
Gains/(Losses) recognized in Consolidated Income Statement	0		0
Losses recognized in Other comprehensive income/(loss)	0		0
Issues/Settlements	7		(221)
Purchases/Sales	0		0
Transfers from Level 3	0		0
Assets, ending	259		252
Level 3 | Receivables from financing activities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	252
Decrease through transfer to assets held for sale	0
Assets, ending	259		252
Level 3 | Financial securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	142		111
FCA - PSA merger			28
Gains/(Losses) recognized in Consolidated Income Statement	5		20
Losses recognized in Other comprehensive income/(loss)	0		1
Issues/Settlements	0		(57)
Purchases/Sales	58		39
Transfers from Level 3	49		0
Assets, ending	254		142
Level 3 | Derivative financial liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	0
Assets, ending	2		0
Level 3 | Derivative financial liabilities | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets (liabilities), beginning	(11)		0
FCA - PSA merger			0
Gains/(Losses) recognized in Consolidated Income Statement	4		0
Losses recognized in Other comprehensive income/(loss)	(41)		0
Issues/Settlements	0		0
Purchases/Sales	0		(11)
Transfers from Level 3	0		0
Assets (liabilities), ending	(48)		(11)
Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	15		1
FCA - PSA merger			0
Gains/(Losses) recognized in Consolidated Income Statement	0		0
Losses recognized in Other comprehensive income/(loss)	0		0
Issues/Settlements	0		0
Purchases/Sales	0		14
Decrease through transfer to assets held for sale	0
Transfers from Level 3	15
Assets, ending	0		15
Level 3 | Collateral deposits | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	15
Assets, ending	0		15
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	12		0
FCA - PSA merger			0
Gains/(Losses) recognized in Consolidated Income Statement	0		0
Losses recognized in Other comprehensive income/(loss)	0		0
Issues/Settlements	0		0
Purchases/Sales	(11)		12
Decrease through transfer to assets held for sale	0
Transfers from Level 3	0
Assets, ending	1		12
Level 3 | Money market securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	12
Assets, ending	1		12
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	134		187
FCA - PSA merger			63
Gains/(Losses) recognized in Consolidated Income Statement	20		(13)
Losses recognized in Other comprehensive income/(loss)	0		(2)
Issues/Settlements	0		(61)
Purchases/Sales	0		29
Transfers from Level 3	65		69
Assets, ending	89		134
Level 3 | Other receivables | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	134
Decrease through transfer to assets held for sale	0
Assets, ending	89		€ 134
Level 3 | Available-for-sale securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease through transfer to assets held for sale	€ 0

[1]	Refer to Note 3, Scope of consolidation